Revenues	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenues
Note 17 - Revenues

Unbilled trade receivable occurs when a right to consideration for the Company’s performance under the customer contract occurs before invoicing to the customer. The amount of unbilled accounts receivable included within trade receivable, net on the Consolidated Balance Sheets, was $7,253 thousand and $12,302 thousand, as of December 31, 2023, and 2022, respectively.

The Company recognizes contract liabilities, or deferred revenues when it receives advance payments from customers before performance obligations have been performed. The balance of deferred revenues approximates the aggregate amount of the transaction price allocated to the unsatisfied performance obligations at the end of reporting period.

The following table presents the significant changes in the deferred revenue balance during the years ended December 31, 2023 and 2022:

	Year ended	Year ended
	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Balance, beginning of the period	14,888	12,659
New performance obligations	9,953	6,458
Reclassification to other balance sheet item (*)	(13,800)	-
Reclassification to revenue as a result of satisfying performance obligations	(4,864)	(4,229)

Balance, end of the period	6,177	14,888
Less: long-term portion of deferred revenue	670	11,545

Current portion, end of period	5,507	3,343

(*) Deferred revenue in the amount of $13,800 thousand was reversed against Other non-current assets as a result of a termination of joint development, resulting one-time loss in the amount of $1,199 thousand recorded in the Company’s statement of operation.

Remaining performance obligations represent contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be invoiced and recognized as + revenue in future periods. The following table represents the remaining performance obligations as of December 31, 2023, which are expected to be satisfied and recognized in future periods:

	2024	2025 and thereafter
Unsatisfied performance obligations	-	670

The Company elected to apply the optional exemption under ASC 606 paragraph 10-50-14(a) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less.